UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21860

Wegener Investment Trust

(Exact name of registrant as specified in charter)

13412 Daventry Way, #D

Germantown, MD  20874

 (Address of principal executive offices) (Zip code)

Steven M. Wegener

13412 Daventry Way, #D

Germantown, MD  20874

(Name and address of agent for service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: (703) 282-9380

Date of fiscal year end: June 30

Date of reporting period: December 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

THE WEGENER ADAPTIVE GROWTH FUND

A SERIES OF THE WEGENER INVESTMENT TRUST

December 31, 2006

WEGENER ADAPTIVE GROWTH FUND

Graphical Illustration

December 31, 2006 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

THE WEGENER ADAPTIVE GROWTH FUND
	Schedule of Investments
	December 31, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 97.32%

Accident & Health Insurance - 4.69%
200	Assurant, Inc.	$ 11,050
200	Partnerre Ltd.	14,206
200	Reinsurance Group of America, Inc.	11,140
		36,396
Air Transportation, Scheduled - 2.83%
300	Alaska Air Group	11,850
600	Pinnacle Airlines Corp.	10,110
		21,960
Commercial Banks - 2.53%
100	HDFC Bank, Ltd.	7,548
200	UBS A.G.	12,066
		19,614
Crude Petroleum & Natural Gas - 1.12%
300	Chesapeake Energy Corp.	8,715

Computer Storage Devices - 1.67%
600	Xyratex, Ltd.	12,948

Electric Services - 3.59%
100	Constellation Energy Group, Inc.	6,887
200	CPFL Energy, Inc.	8,196
800	Enersis S.A.	12,800
		27,883

Fabricated Plate Work - 1.23%
300	Natco Group, Inc.	9,564

Fabricated Structural Metal Products - 1.90%
400	Gulf Island Fabrication, Inc.	14,760

Financial Services - 1.80%
200	Credit Suisse Group	13,970

Fire Marine & Casualty Insurance - 3.12%
1,000	Meadowbrook Insurance Group, Inc.	9,890
500	Procentury Corp.	9,250
100	Safety Insurance Group, Inc.	5,071
		24,211
General Building Contractors for Residential Buildings - 1.52%
200	Homex Development Corp.	11,814

General Industrial Machinery & Equipment - 1.50%
200	Lufkin Industries, Inc.	11,616

Hotels & Motels - 0.77%
800	Interstate Hotels & Resorts, Inc.	$ 5,968

Insurance Agents, Brokers & Service - 1.52%
200	Metlife, Inc.	11,802

Medicinal Chemicals & Botanical Products - 3.14%
600	Mannatech, Inc.	8,838
300	Usana Health Sciences, Inc.	15,498
		24,336
Metal Mining - 2.83%
200	Freeport McMoran Copper & Gold, Inc.	11,146
200	Southern Copper Corp.	10,778
		21,924
Miscellaneous Plastic Products - 1.33%
300	PW Eagle, Inc.	10,350

Life Insurance - 1.64%
800	Phoenix Companies, Inc.	12,712

Oil & Gas Field Services - 2.94%
700	Acergy S.A.	13,356
300	Helix Energy Solutions Group, Inc.	9,411
		22,767

Oil & Gas Field Machinery & Equipment - 2.84%
200	FMC Technologies, Inc.	12,326
200	W-H Energy Services, Inc.	9,738
		22,064
Pharmaceutical Preparations - 6.42%
600	Aspreva Pharmaceuticals Corp.	12,318
700	Bradley Pharmaceuticals, Inc.	14,406
100	Cephalon, Inc.	7,041
100	Johnson & Johnson	6,602
300	Teva Pharmaceutical Industries, Ltd.	9,324
		49,691
Personal Credit Institutions - 2.11%
300	First Marblehead Corp.	16,395

Petroleum Refining - 1.19%
100	Marathon Oil Corp.	9,250

Plastic Products - 1.09%
1,500	ICO, Inc.	8,460

Printed Circuit Boards - 2.35%
400	Benchmark Electronics, Inc.	9,744
3,500	SMTC Corp.	8,470
		18,214

Retail-Auto Dealers & Gasoline Stations - 1.21%
200	Pantry, Inc.	$ 9,368

Retail-Catalog & Mail-Order Houses - 1.86%
1,100	Valuevision Media, Inc.	14,454

Security Brokers, Dealers & Flotation Companies - 4.61%
70	Goldman Sachs Group, Inc.	13,955
150	Lehman Brothers Holdings, Inc.	11,718
300	Oppenheimer Holdings, Inc.	10,020
		35,693
Semiconductors & Related Devices - 5.51%
3,000	Advanced Semiconductor Engineering	16,950
1,500	Amkor Technology, Inc.	14,010
1,500	Siliconware Precision Industries Co. Ltd.	11,790
		42,750
Services-Computer Integrated Systems Design- 1.70%
600	Synnex Corp.	13,164

Services-Commercial Physical & Biological Research - 0.76%
100	Covance, Inc.	5,891

Services-General Medical & Surgical Hospitals - 1.08%
200	Triad Hospitals, Inc.	8,366

Services-Help Supply Services - 0.97%
100	Manpower, Inc.	7,493

Services-Skilled Nursing Care Facilities - 0.62%
300	Advocat, Inc.	4,821

Steel Work, Blast Furnaces & Rolling Mills - 1.74%
800	AK Steel Holding Corp. *	13,520

Telephone Communications - 2.47%
250	America Movil S.A.B.	11,305
400	National Telephone Co. Venezuela	7,836
		19,141
Trucking - 4.67%
600	Celadon Group, Inc.	10,050
700	Quality Distribution, Inc.	9,324
300	Saia, Inc.	6,963
600	US Xpress Enterprises, Inc.	9,882
		36,219
Water Transportation - 1.91%
700	OMI Corporation	14,819

Wholesale-Computers & Peripheral Equipment & Software - 1.18%
300	Scansource, Inc.	9,120

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 1.40%
200	Anixter International, Inc.	$ 10,860

Wholesale-Groceries & Related Products - 1.71%
2,000	Schiff Nutritional International, Inc.	13,300

Wholesale-Machinery, Equipment & Supplies - 1.36%
400	Applied Industrial Technologies, Inc.	10,524

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 2.51%
200	Henry Schein, Inc.	9,796
300	MWI Veterinary Supply	9,690
		19,486
Wholesale-Metals Service Centers & Offices - 2.38%
300	Olympic Steel, Inc.	6,669
300	Reliance Steel & Aluminum Co.	11,814
		18,483

TOTAL FOR COMMON STOCKS (Cost $719,360) - 97.32%		754,856

PUT OPTIONS

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Russell 2000 Index
800	March 2007 Puts @ 790	20,480
	Total (Premiums Paid $21,624) - 2.64%	$ 20,480

SHORT TERM INVESTMENTS - 2.65%
20,559	First American Treasury Obligations Fund Class Y 4.82%** (Cost $20,559)	20,559

TOTAL INVESTMENTS (Cost $761,543) - 102.61%		795,895

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (2.61%)		(20,266)

NET ASSETS - 100.00%		$ 775,629

* Non-income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2006.
	The accompanying notes are an integral part of these financial statements.

THE WEGENER ADAPTIVE GROWTH FUND
Statement of Assets and Liabilities
December 31, 2006 (Unaudited)

Assets:
Investments, at Value (Cost $761,543)	$ 795,895

Cash	1,375
Receivables:
Dividends and Interest	1,229
From Advisor	7,658
Total Assets	806,157
Liabilities:
Covered Call Options Written at Fair Value (premiums received $30,936)	23,600
Accrued Expenses	6,928
Total Liabilities	30,528
Net Assets	$ 775,629

Net Assets Consist of:
Paid In Capital	$ 766,651
Accumulated Undistributed Net Investment Loss	(1,785)
Accumulated Realized Gain on Investments and Options Written - Net	(30,925)
Net Unrealized Appreciation in Value of Investments and Options Written
Based on Identified Cost - Net	41,688
Net Assets, for 76,804 shares outstanding	$ 775,629

Net Asset Value Per Share	$ 10.10

The accompanying notes are an integral part of these financial statements.

THE WEGENER ADAPTIVE GROWTH FUND
Statement of Operations
For the period September 12, 2006 (commencement of
investment operations) through December 31, 2006 (Unaudited)

Investment Income:
Dividends (net of foreign witholding taxes of $4)	$ 2,008
Interest	554
Total Investment Income	2,562
Expenses:
Advisory fees (Note 3)	2,730
Custodian	1,110
Transfer Agent	2,466
Auditing	2,466
Legal	3,699
Trustee	493
Insurance	145
Registration	247
Printing and Mailing	74
Miscellaneous	74
Total Expenses	13,504
Fees Waived	(2,730)
Fees Reimbursed	(6,427)
Net Expenses	4,347

Net Investment Loss	(1,785)

Realized and Unrealized Gain (Loss) from Investments:
Realized Gain on Investments	22,832
Realized Loss on Options	(53,757)
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investments	34,352
Options	7,336
Net Realized and Unrealized Gain from Investments	10,763

Net Increase in Net Assets Resulting from Operations	$ 8,978

The accompanying notes are an integral part of these financial statements.

THE WEGENER ADAPTIVE GROWTH FUND
Statement of Changes in Net Assets
For the period September 12, 2006 (commencement of
investment operations) through December 31, 2006 (Unaudited)

Increase (Decrease) in net assets from operations:
Net investment loss	$ (1,785)
Net realized loss from investments and options written	(30,925)
Unrealized appreciation on investments and options written	41,688
Net increase in net assets resulting from operations	8,978

Distributions to Shareholders	-

Capital Share Transactions (Note 5)	666,651

Total increase	675,629

Net Assets:
Beginning of period	100,000

End of period	$ 775,629

The accompanying notes are an integral part of these financial statements.

THE WEGENER ADAPTIVE GROWTH FUND
Financial Highlights (Unaudited)

For a share of capital stock outstanding throughout each period
	Period
	Ended
	12/31/2006 *

Net Asset Value, at Beginning of Period	$ 10.00
Income From Investment Operations:
Net Investment Loss **	(0.12)
Net Gains (Losses) on Securities (Realized and Unrealized)	1.81
Total from Investment Operations	1.69

Distributions	-

Net Asset Value, at End of Period	$ 11.69

Total Return ***	1.00%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 776
Before Waivers
Ratio of Expenses to Average Net Assets	6.19%	****
Ratio of Net Investment Loss to Average Net Assets	(5.01)%	****
After Waivers
Ratio of Expenses to Average Net Assets	1.99%	****
Ratio of Net Investment Loss to Average Net Assets	(0.82)%	****
Portfolio Turnover Rate	34.32%

* For the period September 12, 2006 (commencement of investment operations) through December 31, 2006.
** Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
*** Total return in the above table represent the return that the investor would have earned or lost over the period indicated
on an investment assuming reinvestment of dividends, and is not annualized for periods of less than one year.
**** Annualized

The accompanying notes are an integral part of these financial statements.

THE WEGENER ADAPTIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006 (UNAUDITED)

Note 1. Organization

The Wegener Adaptive Growth Fund (the “Fund”), is a diversified series of The Wegener Investment Trust (the “Trust”), an open-end regulated investment company that was organized as an Ohio business trust on January 23, 2006. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund is currently authorized by the Trustees. The Fund’s investment objective is long-term capital appreciation while attempting to protect capital during negative market conditions using hedging strategies. The Fund’s principal investment strategy is to invest in a portfolio of common stocks that the Fund’s investment manager, Wegener, LLC, believes haver superior prospects for application.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Repurchase Agreements- In connection with transactions in repurchase agreements, it is the Company's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines; realization of the collateral by the Company may be delayed or limited.

Financial Futures Contracts- The Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Option Writing- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Federal Income Taxes- The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination.  FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Note 3. Investment Management Agreement

The Fund has a management agreement (the “Management Agreement”) with the Advisor to furnish investment advisory and management services to the Fund. The Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.25%.

The Advisor has contractually agreed to waive fees and/or reimburse the expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; and extraordinary expenses) at 1.99% of its average daily net assets through October 31, 2007. Advisory fee waivers and expense reimbursements by the Advisor are subject to repayment by the Fund for a period of three years after such fees and expenses are incurred provided that the repayments do not cause the ordinary expenses to exceed 1.99% per annum. For the period September 12, 2006 (commencement of investment operations) through December 31, 2006, (“the period”), the Advisor earned advisory fees of $2,730, of which all was waived and the Advisor reimbursed the Fund $6,427.

Note 4. Related Party Transactions

Steven M. Wegener is the control person of the Advisor and also serves as a trustee and officer of the Trust.  Mr. Wegener receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.

Note 5. Capital Stock

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at December 31, 2006 was $766,651 representing 76,804 shares outstanding.

Transactions in capital stock were as follows:

	Period Ended 12/31/2006
	Shares	Amount
Shares Sold	87,846	$876,651
Shares issued in reinvestment of distributions	-	-
Shares redeemed	(21,042)	(210,000)
Net Increase	66,804	$666,651

Note 6. Options

As of December 31, 2006, the Fund had outstanding written call options valued at $23,600.

Transactions in written call options during the period ended December 31, 2006 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at September 12, 2006	-	$ -
Options written	32	62,284
Options exercised	-	-
Options expired	-	-
Options terminated in closing purchase transaction	(24)	(31,348)
Options outstanding at December 31, 2006	8	$ 30,936

As of December 31, 2006, the Fund held put options valued at $20,480.

Transactions in put options purchased during the period ended December 31, 2006 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at September 12, 2006	-	$ -
Options purchased	16	38,476
Options expired	(8)	(16,852)
Options outstanding at December 31, 2006	8	$ 21,624

Note 7. Investment Transactions

For the period ended December 31, 2006, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options aggregated $890,623 and $194,094, respectively.  Purchases and sales of options aggregated $106,728 and $62,284, respectively.   Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

Note 8. Tax Matters

For Federal income tax purposes, the cost of investments owned at December 31, 2006 was $761,543 excluding proceeds from options written totaling $30,936.

At December 31, 2006, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) including options written was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$73,635	($31,947)	$41,688

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Value
Undistributed ordinary income	$(1,785)
Undistributed long-term capital gain	(30,925)
Unrealized appreciation on investments and options	41,688
$ 8,978

No distributions were paid during the period ended December 31, 2006.

Dividends and Distributions to Shareholders- The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2006, the family of Steven M. Wegener, who services as a control person of the Advisor and as a trustee and officer of the Trust, in aggregate, owned approximately 96.5% of the Fund.

THE WEGENER ADAPTIVE GROWTH FUND

EXPENSE ILLUSTRATION

DECEMBER 31, 2006 (UNAUDITED)

Expense Example

As a shareholder of the Wegener Adaptive Growth Fund, you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 12, 2006 through December 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 12, 2006	December 31, 2006	September 12, 2006 to December 31, 2006

Actual	$1,000.00	$1,010.00	$5.04

* Expenses are equal to the Fund's annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 111/365.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2006	December 31, 2006	July 1, 2006 to December 31, 2006

Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.17	$10.11

* Expenses are equal to the Fund's annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 184/365.

WEGENER ADAPTIVE GROWTH FUND

TRUSTEES AND OFFICERS

DECEMBER 31, 2006 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name, Address and Year of Birth	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Michael E. Kitces 922 Jaysmith Street Great Falls, VA 22066 1977	Trustee since 2006	Director of Financial Planning, Pinnacle Advisory Group, Inc. since 11/2002; Client Service Manager with Medallion Financial Group, an independent planning firm, 4/2001-10/2002
Mark D. Pankin 1018 North Cleveland Street Arlington, VA 22201 1945	Trustee since 2006	Owner/Principal of MDP Associates LLC, an investment advisory firm, since 10/1994 (reorganized advisory business from sole proprietorship to LLC in 1/2002)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Year of Birth	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Steven M. Wegener[1] 5575 Vincent Gate Terrace, #1248 Alexandria, VA 22312 1977	Trustee, Treasurer, President and Chief Compliance Officer since 2006	President, Wegener, LLC (2003-present); Master's Student and Teaching Assistant for Economics and Banking Courses, University of Virginia (2001-2003)
Niloufar Marandiz 5575 Vincent Gate Terrace, #1248 Alexandria, VA 22312 1975	Secretary since 2006	Engineer, Mantaro Networks (2005-present), Engineer, Isocore (2004-2005), Student, George Mason University (2001-2004)

1 Steven Michael Wegener is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Advisor.

THE WEGENER ADAPTIVE GROWTH FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2006 (UNAUDITED)

Statement of Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 595-4077 to request a copy of the SAI or to make shareholder inquiries.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on September 30 and March 31. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 595-4077.

Approval of Management Agreement

On July 22, 2006 the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust or interest parties to the Management Agreement (the “Independent Trustees”) decided to approve the Management Agreement.  The factors considered by the Board of Trustees included: (i) the Advisor’s business and the qualifications of its personnel, (ii) the nature, extent and quality of the services provided by the Advisor to the Fund, (iii) the investment performance of the Advisor, (iv) the costs of the services to be provided and the profits to be realized by the Advisor, (v) the extent to which economies of scale will be realized as the Fund grows, and (vi) whether the fee levels reflect these economies of scales to the benefit of shareholders.

In evaluating the Advisor’s business and the qualifications of its personnel, the Trustees reviewed the Advisor’s registration statement, the experience and background of the Advisor’s portfolio manager, Mr. Steve Wegener, and the current assets under management and the nature of the accounts.  The Trustees noted that the Advisor does not have an affiliated broker-dealer and will not have a distributor, and thus the Advisor will not receive the benefits of 12b-1 fees and brokerage commissions that could be paid to an affiliate.  Based on the information provided at the meeting, the Trustees concluded that they were satisfied with the qualifications of the portfolio manager and the benefits the Advisor derives from its relationship with the Fund.

As to the nature, extent and quality of the services provided by the Advisor to the Fund, the Trustees note that the Advisor will provide investment advice and furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  The Advisor will also provide the Trust with any reports, evaluations, information or analysis as the Board of Trustees may request, and advise the officers of the Trust and the committees of the Board of Trustees in carrying out the decisions of the Board of Trustees.  The Advisor will pay the compensation and expenses of the directors, officers, employees, members or stockholders of the Advisor, and cover all advertising, promotion and other distribution expenses incurred in connection with the Fund’s shares to the extent such expenses are not permitted to be paid by the Fund under any distribution expense plan or other permissible arrangement that may be adopted in the future.  The Trustees also noted that the Advisor has adopted a compliance program to monitor and review investment decisions and prevent and detect violation of the Fund’s investment policies and limitations and the federal securities laws.  The Trustees concluded that, based on the line of credit available to Mr. Wegener, the Advisor would be able to meet its obligations to the Fund, however it was agreed that the Advisor (or Mr. Wegener) would invest in the Fund and allow the account to serve as an assurance that the Advisor would meet the Fund’s expense limitation agreement.  The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Management Agreement.

Although the Trustees could not consider the Fund’s investment performance as it had not yet commenced operations, they did review the investment results of a model portfolio using various hedging strategies and concluded that the they were comfortable with the portfolio manager’s ability to implement the Fund’s strategy.   To gage the costs of the services to be provided and the profits to be realized by the Advisor, the Trustees analyzed the Advisor’s estimates of its profitability and financial condition.  Noting that these estimates showed losses for the first year of operation, the Trustees concluded they were satisfied that the Advisor’s level of profitability from its relationship with the Fund would not be excessive.  The Trustees also approved the Fund’s management fee and expense ratio, in light of the agreement of the Advisor to waive fees or reimburse expenses (subject to possible recoupment) to the extent that the Fund’s total operating expenses exceed 1.99%, the quality of services the Fund expected to receive, the active management strategy of the Advisor, the level of fees paid by funds in the Peer Group and the small anticipated size of the Fund.

As to economies of scale, while the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels, they also recognized that given the likelihood that the Fund would be relatively small for the next few years, the lack of breakpoints was acceptable under the circumstances.   After reviewing all of the factors material to their decision, it was the consensus of the Trustees, including the Independent Trustees that approval of the Management Agreement would be in the best interests of the Fund.

Proxy Voting Guidelines

The Fund’s Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling 1-800-595-4077.  It is also included in the Fund’s State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th will be available without charge, upon request, by calling our toll free number 1-800-595-4077.

Board of Trustees

Michael E. Kitces

Mark D. Pankin

Steven M. Wegener

Investment Adviser

Wegener, LLC

5575 Vincent Gate Terrace, #1248

Alexandria, VA 22312

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Wegener Adaptive Growth Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wegener Investment Trust

By /s/Steven M. Wegener

     *Steven M. Wegener

     President and Treasurer

Date: March 7, 2007

*Print the name and title of each signing officer under his or her signature.